Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
The three-tier value hierarchy the Company utilizes, which prioritizes the inputs used in the valuation methodologies, is:
Level 1—Valuations based on quoted prices for identical assets and liabilities in active markets.
Level 2—Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
Level 3—Valuations based on unobservable inputs reflecting our own assumptions, consistent with reasonably available assumptions made by other market participants.
The fair value of cash, accounts receivable and accounts payable approximate their carrying values. The fair value of cash equivalents are determined using the fair value hierarchy described above. Cash equivalents consisting of money market funds are valued based on quoted prices in active markets and as a result are classified as Level 1.
The Company’s pension plan asset portfolio as of December 31, 2015 and 2014 is primarily invested in fixed income securities, which generally fall within Level 2 of the fair value hierarchy. Fixed income securities in the pension plan asset portfolio are valued based on evaluated prices provided to the trustee by independent pricing services. Such prices may be determined by factors which include, but are not limited to, market quotations, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. Refer to Note 10 - Employee Benefit Plans to the consolidated financial statements for pension fair value disclosures.
Fair Value Measurements of Debt
The fair value of the Company’s Secured Notes existing as of December 31, 2015 was estimated to be $160,662 compared to a carrying value of $210,000. The fair value for the Secured Notes is determined based on recent trades of the bonds on the open market and fall within Level 2 of the fair value hierarchy.
The fair value of the Convertible Notes, as of December 31, 2015 was estimated to be approximately $21,966 compared to a carrying value of $57,500. The fair value for the Convertible Notes, which fall within Level 3 of the fair value hierarchy, is determined based on similar debt instruments that do not contain a conversion feature, as well as other factors related to the callable nature of the notes.
The main inputs and assumptions into the fair value model for the Convertible Notes at December 31, 2015 were as follows:

Company's stock price at the end of the period	$1.59
Expected volatility	67.80%
Credit spreads	69.21%
Risk-free interest rate	1.05%

Given the nature and the variable interest rates, the Company has determined that the fair value of borrowings under the Revolving Credit Facility approximates the carrying value.
Fair Value Measurements of Commodity Hedges
The Company has a commodity hedging program to mitigate risks associated with certain commodity price fluctuations. At December 31, 2015, the Company had executed forward contracts that extend into 2016. The counterparty to these contracts is not considered a credit risk by the Company. At December 31, 2015 and 2014, the notional value associated with forward contracts was $3,080 and $7,486, respectively. The Company recorded, through cost of materials, realized and unrealized net losses of $852, $288 and $2,141 during the years ended December 31, 2015, 2014 and 2013, respectively, as a result of the decline in the fair value of the contracts. As of December 31, 2015 and 2014, all commodity hedge contracts were in a liability position. As of December 31, 2015, the Company had a letter of credit outstanding for $2,000 as collateral associated with commodity hedge contracts.
The Company uses information which is representative of readily observable market data when valuing derivative liabilities associated with commodity hedges. The derivative liabilities are classified as Level 2 in the table below.
The liabilities measured at fair value on a recurring basis were as follows:

	Level 1	Level 2	Level 3	Total (a)
As of December 31, 2015
Derivative liability for commodity hedges	$—	$1,015	$—	$1,015
As of December 31, 2014
Derivative liability for commodity hedges	$—	$1,615	$—	$1,615

(a) As of December 31, 2015, the entire derivative liability for commodity hedges balance of $1,015 is short-term and is included in accrued and other current liabilities in the Consolidated Balance Sheets. As of December 31, 2014, the short-term portion of the derivative liability for commodity hedges of $1,137 is included in accrued and other current liabilities and the long-term portion of $478 is included in other non-current liabilities in the Consolidated Balance Sheets.